As filed with the Securities and Exchange Commission on March 8, 2012

Securities Act Registration No. 33-22363

Investment Company Act Registration No. 811-05594

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

PRE-EFFECTIVE AMENDMENT NO.

POST-EFFECTIVE AMENDMENT NO. 43  (X)

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

POST-EFFECTIVE AMENDMENT NO. 45  (X)

Check appropriate box or boxes

Prudential Short-Term Corporate Bond Fund, Inc.

Exact name of registrant as specified in charter

Gateway Center Three, 4th floor

100 Mulberry Street

Newark, New Jersey 07102

Address of Principal Executive Offices including Zip Code

(973) 367-7521

Registrant’s Telephone Number, Including Area Code

Deborah A. Docs

Gateway Center Three, 4th floor

100 Mulberry Street, 4th Floor

Newark, NJ 07102

Name and Address of Agent for Service

It is proposed that this filing will become effective:

(X) immediately upon filing pursuant to paragraph (b)

     on (                    ) pursuant to paragraph (b)

     60 days after filing pursuant to paragraph (a)(1)

     on (                    ) pursuant to paragraph (a)(1)

     75 days after filing pursuant to paragraph (a)(2)

     on (date) pursuant to paragraph (a)(2) of Rule 485

If appropriate, check the following box:

     this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

SIGNATURES

Pursuant to the requirements of the Securities Act and the Investment Company Act, the Fund certifies that it meets all of the requirements for effectiveness of this Post-Effective Amendment to the Registration Statement under Rule 485(b) under the Securities Act and has duly caused this Post-Effective Amendment to the Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City of Newark, and State of New Jersey, on the 8th day of March, 2012.

PRUDENTIAL SHORT-TERM CORPORATE BOND FUND, INC.

/s/ Stuart S. Parker
*Stuart S. Parker, President

Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment to the Registration Statement has been signed below by the following persons in the capacities and on the date indicated.

Signature	Title	Date

* Kevin J. Bannon	Director

* Scott E. Benjamin	Director

* Linda W. Bynoe	Director

* Michael S. Hyland	Director

* Douglas H. McCorkindale	Director

* Stephen P. Munn	Director

* Stuart S. Parker	Director and President, Principal Executive Officer

* Richard A. Redeker	Director

* Robin B. Smith	Director

* Stephen Stoneburn	Director

* Grace C. Torres	Treasurer, Principal Financial and Accounting Officer

*By: /s/ Jonathan D. Shain Jonathan D. Shain	Attorney-in-Fact	March 8, 2012

*Power of attorney dated March 9, 2010. Incorporated by reference to exhibit (q) to Prudential Investment Portfolios 12 Post-Effective Amendment No. 17 to the Registration Statement on Form N-1A (File No. 333-42705) filed via EDGAR on March 15, 2010.

Power of Attorney for Stuart S. Parker dated January 3, 2012. Incorporated by reference to Prudential Investment Portfolios, Inc. 10 Post-Effective Amendment No. 48 to the Registration Statement on Form N-1A (File No. 333-119741) filed via EDGAR on January 9, 2012.

Exhibit Index

Exhibit No.	Description
EX-101.INS	XBRL Instance Document

EX-101.SCH	XBRL Taxonomy Extension Schema Document

EX-101.CAL	XBRL Taxonomy Extension Calculation Linkbase

EX-101.DEF	XBRL Taxonomy Extension Definition Linkbase

EX-101.LAB	XBRL Taxonomy Extension Labels Linkbase

EX-101.PRE	XBRL Taxonomy Extension Presentation Linkbase